Average Annual Total Returns (Vanguard Explorer Fund)	12 Months Ended
Oct. 31, 2013
Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	44.36%
Five Years	23.08%
Ten Years	9.20%
Inception Date	Dec. 11, 1967
Vanguard Explorer Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	44.59%
Five Years	23.28%
Ten Years	9.39%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.58%
Five Years	22.29%
Ten Years	8.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	27.32%
Five Years	18.95%
Ten Years	7.42%
Russell 2500 Growth Index | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.65%
Five Years	24.03%
Ten Years	10.11%
Russell 2500 Growth Index | Vanguard Explorer Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.65%
Five Years	24.03%
Ten Years	10.11%